12. INCOME TAXES: Schedule of tax credits and unused tax losses (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Exploration and evaluation assets
Significant components of the Company’s temporary differences, unused tax credits and unused tax losses	$ 2,132,000	$ 2,500,000
Expiry Date Range	No expiry date	No expiry date
Property and equipment
Significant components of the Company’s temporary differences, unused tax credits and unused tax losses	$ 16,000	$ 16,000
Expiry Date Range	No expiry date	No expiry date
Share issue costs
Significant components of the Company’s temporary differences, unused tax credits and unused tax losses	$ 216,000	$ 230,000
Expiry Date Range	2021 to 2024	2020 to 2023
Allowable capital losses
Significant components of the Company’s temporary differences, unused tax credits and unused tax losses	$ 3,762,000	$ 3,221,000
Expiry Date Range	No expiry date	No expiry date
Non-capital losses available for future periods
Significant components of the Company’s temporary differences, unused tax credits and unused tax losses	$ 17,205,000	$ 16,122,000
Expiry Date Range	2026 to 2040	2026 to 2039